Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		330,000,000
Common Stock, Shares, Outstanding	35,522,000	8,584,000
Founders Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary Equity, Shares Authorized	0	4,371,000
Temporary Equity, Shares Outstanding	0	4,330,000
Temporary Equity, Liquidation Preference	$ 0	$ 2,080
Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary Equity, Shares Authorized	0	2,081,000
Temporary Equity, Shares Outstanding	0	1,797,000
Temporary Equity, Liquidation Preference	$ 0	$ 4,316
Series A2 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary Equity, Shares Authorized	0	1,665,000
Temporary Equity, Shares Outstanding	0	1,059,000
Temporary Equity, Liquidation Preference	$ 0	$ 4,454